SEGMENTED INFORMATION (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of operating segments [abstract]
Schedule of Adjusted EBITDA and Funds from Operations
The following table provides each segment's results in the format that management organizes its segments to make operating decisions and assess performance and reconciles Brookfield Renewable's proportionate results to the consolidated statements of income (loss) on a line by line basis by aggregating the components comprising the earnings from Brookfield Renewable's investments in associates and reflecting the portion of each line item attributable to non-controlling interests for the three months ended June 30, 2026:

	Attributable to Unitholders									Contribution from equity-accounted investments(5)	Attributable to non-controlling interests and other(4)	As per IFRS financials
	Hydroelectric			Wind	Utility-scale solar	Distributed energy & storage	Sustainable solutions	Corporate	Total
(MILLIONS)	North America	Brazil	Colombia
Revenues	$329	$55	$159	$141	$137	$44	$153	$—	$1,018	$(221)	$913	$1,710
Other income(3)	170	3	2	9	52	23	22	13	294	(28)	(20)	246
Direct operating costs	(142)	(20)	(68)	(62)	(33)	(20)	(123)	(13)	(481)	136	(438)	(783)
Share of revenue, other income and direct operating costs from equity-accounted investments(1)	—	—	—	—	—	—	—	—	—	113	—	113
	357	38	93	88	156	47	52	—	831	—	455
Management service costs	—	—	—	—	—	—	—	(77)	(77)	—	—	(77)
Interest expense	(66)	(1)	(65)	(36)	(32)	(6)	(6)	(62)	(274)	19	(403)	(658)
Current income tax	(12)	(2)	(6)	(2)	(8)	(1)	(2)	—	(33)	1	78	46
Distributions attributable to
Preferred limited partners equity	—	—	—	—	—	—	—	(8)	(8)	—	—	(8)
Preferred equity	—	—	—	—	—	—	—	(8)	(8)	—	—	(8)
Perpetual subordinated notes	—	—	—	—	—	—	—	(10)	(10)	—	—	(10)
Share of interest and cash taxes from equity-accounted investments(1)	—	—	—	—	—	—	—	—	—	(20)	—	(20)
Share of Funds From Operations attributable to non-controlling interests(2)	—	—	—	—	—	—	—	—	—	—	(130)	(130)
Funds From Operations	279	35	22	50	116	40	44	(165)	421	—	—
Depreciation												(558)
Foreign exchange and financial instrument gain												4
Deferred income tax recovery												(41)
Other												(221)
Share of losses from equity-accounted investments(1)												(48)
Net loss attributable to non-controlling interests(2)												230
Net loss attributable to Unitholders(6)												$(213)
(1)Share of earnings from equity-accounted investments of $45 million is comprised of amounts found on the share of revenue, other income and direct operating costs, share of interest and cash taxes and share of earnings lines.
(2)Net loss attributable to participating non-controlling interests – in operating subsidiaries of $100 million is comprised of amounts found on share of Funds From Operations attributable to non-controlling interests and Net income (loss) attributable to non-controlling interests.
(3)Other income in FFO of $294 million, includes the Partnership’s share of recurring and cash generative items recognized in various elements of the IFRS statements and are predominantly associated with dispositions and monetizations of developed or non-core assets and businesses, recognized in the following line items of the IFRS statements: i) Other income on the consolidated statement of income (loss), ii) Current income taxes and Foreign exchange and financial instruments gain on the consolidated statement of income (loss), iii) items recognized directly in equity in the Disposals and Ownership Changes line of the consolidated statement of changes in equity and iv) the aforementioned items earned via equity-accounted investments recorded on the share of earnings of equity-accounted investments line in the consolidated statement of income (loss). See Note 2 - Disposal of assets and Note 4 - Risk management and financial instruments for further details.
(4)Amounts attributable to non-controlling interests and other associated with Other income (loss) of $20 million includes the removal of the aforementioned items in footnote 3 that are included in FFO but excluded from Other income on the consolidated statement of income (loss).
(5)Contribution from equity-accounted investments also includes our proportionate share of earnings attributable to segment revenues, other income, direct operating costs, interest expense, current income taxes, and other from our financial asset in a nuclear services business, which is recognized as an equity-accounted investment by Brookfield.
(6)Net income (loss) attributable to Unitholders includes net income (loss) attributable to GP interest, Redeemable/Exchangeable partnership units, BEPC exchangeable shares and class A.2 exchangeable shares and LP units. Total net income (loss) includes amounts attributable to Unitholders, non-controlling interests, preferred limited partners equity, preferred equity and perpetual subordinated notes.
The following table provides each segment's results in the format that management organizes its segments to make operating decisions and assess performance and reconciles Brookfield Renewable's proportionate results to the consolidated statements of income (loss) on a line by line basis by aggregating the components comprising the earnings from Brookfield Renewable's investments in associates and reflecting the portion of each line item attributable to non-controlling interests for the three months ended June 30, 2025:

	Attributable to Unitholders									Contribution from equity-accounted investments	Attributable to non- controlling interests and other(4)	As per IFRS financials
	Hydroelectric			Wind	Utility-scale solar	Distributed energy & storage	Sustainable solutions	Corporate	Total
(MILLIONS)	North America	Brazil	Colombia
Revenues	$344	$52	$61	$146	$126	$67	$178	$—	$974	$(269)	$987	$1,692
Other income(3)	4	2	1	38	49	11	21	7	133	(68)	(3)	62
Direct operating costs	(121)	(17)	(25)	(58)	(40)	(21)	(114)	(11)	(407)	150	(442)	(699)
Share of revenue, other income and direct operating costs from equity-accounted investments(1)	—	—	—	—	—	—	—	—	—	187	4	191
	227	37	37	126	135	57	85	(4)	700	—	546
Management service costs	—	—	—	—	—	—	—	(56)	(56)	—	—	(56)
Interest expense	(68)	(3)	(22)	(41)	(33)	(13)	(8)	(50)	(238)	24	(410)	(624)
Current income tax	(1)	(1)	(1)	(1)	(2)	—	(3)	—	(9)	3	22	16
Distributions attributable to
Preferred limited partners equity	—	—	—	—	—	—	—	(9)	(9)	—	—	(9)
Preferred equity	—	—	—	—	—	—	—	(7)	(7)	—	—	(7)
Perpetual subordinated notes	—	—	—	—	—	—	—	(10)	(10)	—	—	(10)
Share of interest and cash taxes from equity-accounted investments(1)	—	—	—	—	—	—	—	—	—	(27)	(4)	(31)
Share of Funds From Operations attributable to non-controlling interests(2)	—	—	—	—	—	—	—	—	—	—	(154)	(154)
Funds From Operations	158	33	14	84	100	44	74	(136)	371	—	—
Depreciation												(609)
Foreign exchange and financial instrument gain												255
Deferred income tax expense												181
Other												(61)
Share of losses from equity-accounted investments(1)												(217)
Net income attributable to non-controlling interests(2)												(32)
Net loss attributable to Unitholders(5)												$(112)
(1)Share of losses from equity-accounted investments of $57 million is comprised of amounts found on the share of revenue, other income and direct operating costs, share of interest and cash taxes and share of loss lines.
(2)Net income attributable to participating non-controlling interests – in operating subsidiaries of $186 million is comprised of amounts found on Share of Funds From Operations attributable to non-controlling interests and Net income attributable to non-controlling interests.
(3)Other income in FFO of $133 million, includes the Partnership’s share of recurring and cash generative items recognized in various elements of the IFRS statements and are predominantly associated with dispositions and monetizations of developed or non-core assets and businesses, recognized in the following line items of the IFRS statements: i) Other income on the consolidated statement of income (loss), ii) Current income taxes and Foreign exchange and financial instrument gain on the consolidated statement of income (loss), and iii) the aforementioned items earned via equity-accounted investments recorded on the share of earnings of equity-accounted investments line in the consolidated statement of income (loss). See See Note 4 - Risk management and financial instruments for further details.
(4)Amounts attributable to non-controlling interests and other associated with Other income (loss) of $3 million includes the removal of the aforementioned items in footnote 3 that are included in FFO but excluded from Other income on the consolidated statement of income (loss).
(5)Net income (loss) attributable to Unitholders includes net income (loss) attributable to GP interest, Redeemable/Exchangeable partnership units, BEPC exchangeable and class A.2 exchangeable shares and LP units. Total net income (loss) includes amounts attributable to Unitholders, non-controlling interests, preferred limited partners equity, preferred equity and perpetual subordinated notes.
The following table provides each segment's results in the format that management organizes its segments to make operating decisions and assess performance and reconciles Brookfield Renewable's proportionate results to the consolidated statements of income (loss) on a line by line basis by aggregating the components comprising the earnings from Brookfield Renewable's investments in associates and reflecting the portion of each line item attributable to non-controlling interests for the six months ended June 30, 2026:

	Attributable to Unitholders									Contribution from equity-accounted investments(5)	Attributable to non- controlling interests and other(4)	As per IFRS financials
	Hydroelectric			Wind	Utility-scale solar	Distributed generation & storage	Sustainable solutions	Corporate	Total
(MILLIONS)	North America	Brazil	Colombia
Revenues	$630	$121	$277	$301	$234	$88	$306	$—	$1,957	$(468)	$1,735	$3,224
Other income(3)	247	5	2	75	150	41	39	43	602	(63)	(155)	384
Direct operating costs	(299)	(37)	(117)	(125)	(71)	(45)	(252)	(26)	(972)	294	(884)	(1,562)
Share of revenue, other income and direct operating costs from equity-accounted investments(1)	—	—	—	—	—	—	—	—	—	237	—	237
	578	89	162	251	313	84	93	17	1,587	—	696
Management service costs	—	—	—	—	—	—	—	(150)	(150)	—	—	(150)
Interest expense	(136)	(3)	(120)	(75)	(65)	(15)	(16)	(119)	(549)	41	(789)	(1,297)
Current income tax expense	(12)	(5)	(7)	(7)	(6)	(1)	(3)	—	(41)	5	70	34
Distributions attributable to
Preferred limited partners equity	—	—	—	—	—	—	—	(15)	(15)	—	—	(15)
Preferred equity	—	—	—	—	—	—	—	(16)	(16)	—	—	(16)
Perpetual subordinated notes	—	—	—	—	—	—	—	(20)	(20)	—	—	(20)
Share of interest and cash taxes from equity-accounted investments(1)	—	—	—	—	—	—	—	—	—	(46)	—	(46)
Share of Funds From Operations attributable to non-controlling interests(2)	—	—	—	—	—	—	—	—	—	—	23	23
Funds From Operations	430	81	35	169	242	68	74	(303)	796	—	—
Depreciation												(1,106)
Foreign exchange and financial instrument gain												224
Deferred income tax recovery												6
Other												(405)
Share of losses from equity-accounted investments(1)												(125)
Net loss attributable to non-controlling interests(2)												168
Net loss attributable to Unitholders(6)												$(442)
(1)Share of earnings from equity-accounted investments of $66 million is comprised of amounts found on the share of revenue, other income and direct operating costs, share of interest and cash taxes and share of earnings lines.
(2)Net loss attributable to participating non-controlling interests – in operating subsidiaries of $191 million is comprised of amounts found on share of Funds From Operations attributable to non-controlling interests and Net income (loss) attributable to non-controlling interests.
(3)Other income in FFO of $602 million, includes the Partnership’s share of recurring and cash generative items recognized in various elements of the IFRS statements and are predominantly associated with dispositions and monetizations of developed or non-core assets and businesses, recognized in the following line items of the IFRS statements: i) Other income on the consolidated statement of income (loss), ii) Current income taxes and Foreign exchange and financial instruments gain on the consolidated statement of income (loss), iii) items recognized directly in equity in the Disposals and Ownership Changes line of the consolidated statement of changes in equity and iv) the aforementioned items earned via equity-accounted investments recorded on the share of earnings of equity-accounted investments line in the consolidated statement of income (loss). See Note 2 - Disposal of assets and Note 4 - Risk management and financial instruments for further details.
(4)Amounts attributable to non-controlling interests and other associated with Other income (loss) of $155 million includes the removal of the aforementioned items in footnote 3 that are included in FFO but excluded from Other income on the consolidated statement of income (loss).
(5)Contribution from equity-accounted investments also includes our proportionate share of earnings attributable to segment revenues, other income, direct operating costs, interest expense, current income taxes, and other from our financial asset in a nuclear services business, which is recognized as an equity-accounted investment by Brookfield.
(6)Net income (loss) attributable to Unitholders includes net income (loss) attributable to GP interest, Redeemable/Exchangeable partnership units, BEPC exchangeable shares and class A.2 exchangeable shares and LP units. Total net income (loss) includes amounts attributable to Unitholders, non-controlling interests, preferred limited partners equity, preferred equity and perpetual subordinated notes.
The following table provides each segment's results in the format that management organizes its segments to make operating decisions and assess performance and reconciles Brookfield Renewable's proportionate results to the consolidated statements of income (loss) on a line by line basis by aggregating the components comprising the earnings from Brookfield Renewable's investments in associates and reflecting the portion of each line item attributable to non-controlling interests for the six months ended June 30, 2025:

	Attributable to Unitholders									Contribution from equity-accounted investments	Attributable to non- controlling interests and other(4)	As per IFRS financials
	Hydroelectric			Wind	Utility-scale solar	Distributed energy & storage	Sustainable solutions	Corporate	Total
(MILLIONS)	North America	Brazil	Colombia
Revenues	$632	$100	$138	$311	$222	$120	$308	$—	$1,831	$(491)	$1,932	$3,272
Other income(3)	23	5	1	65	79	104	27	14	318	(98)	12	232
Direct operating costs	(256)	(32)	(49)	(121)	(71)	(45)	(228)	(22)	(824)	293	(843)	(1,374)
Share of revenue, other income and direct operating costs from equity-accounted investments(1)	—	—	—	—	—	—	—	—	—	296	10	306
	399	73	90	255	230	179	107	(8)	1,325	—	1,111
Management service costs	—	—	—	—	—	—	—	(105)	(105)	—	—	(105)
Interest expense	(135)	(6)	(39)	(80)	(63)	(20)	(16)	(94)	(453)	45	(825)	(1,233)
Current income tax expense (recovery)	(3)	(4)	(7)	(5)	(4)	(1)	(5)	(1)	(30)	9	78	57
Distributions attributable to
Preferred limited partners equity	—	—	—	—	—	—	—	(17)	(17)	—	—	(17)
Preferred equity	—	—	—	—	—	—	—	(14)	(14)	—	—	(14)
Perpetual subordinated notes	—	—	—	—	—	—	—	(20)	(20)	—	—	(20)
Share of interest and cash taxes from equity-accounted investments	—	—	—	—	—	—	—	—	—	(54)	(10)	(64)
Share of Funds From Operations attributable to non-controlling interests(2)	—	—	—	—	—	—	—	—	—	—	(354)	(354)
Funds From Operations	261	63	44	170	163	158	86	(259)	686	—	—
Depreciation												(1,192)
Foreign exchange and financial instrument gain												504
Deferred income tax expense												226
Other												(322)
Share of losses from equity-accounted investments(1)												(315)
Net income attributable to non-controlling interests(2)												104
Net loss attributable to Unitholders(5)												$(309)
(1)Share of losses from equity-accounted investments of $73 million is comprised of amounts found on the share of revenue, other income and direct operating costs, share of interest and cash taxes and share of loss lines.
(2)Net income attributable to participating non-controlling interests – in operating subsidiaries of $250 million is comprised of amounts found on Share of Funds From Operations attributable to non-controlling interests and Net income attributable to non-controlling interests.
(3)Other income in FFO of $318 million, includes the Partnership’s share of recurring and cash generative items recognized in various elements of the IFRS statements and are predominantly associated with dispositions and monetizations of developed or non-core assets and businesses, recognized in the following line items of the IFRS statements: i) Other income on the consolidated statement of income (loss), ii) Current income taxes and Foreign exchange and financial instrument gain on the consolidated statement of income (loss), and iii) the aforementioned items earned via equity-accounted investments recorded on the share of earnings of equity-accounted investments line in the consolidated statement of income (loss). See See Note 5 - Risk management and financial instruments for further details.
(4)Amounts attributable to non-controlling interests and other associated with Other income (loss) of $12 million includes the removal of the aforementioned items in footnote 3 that are included in FFO but excluded from Other income on the consolidated statement of income (loss).
(5)Net income (loss) attributable to Unitholders includes net income (loss) attributable to GP interest, Redeemable/Exchangeable partnership units, BEPC exchangeable and class A.2 exchangeable shares and LP units. Total net income (loss) includes amounts attributable to Unitholders, non-controlling interests, preferred limited partners equity, preferred equity and perpetual subordinated notes.

Schedule of Segmented Basis About Certain Items in Brookfield Renewables Statement of Financial Position
The following table provides information on each segment's statement of financial position in the format that management organizes its segments to make operating decisions and assess performance and reconciles Brookfield Renewable's proportionate results to the consolidated statements of financial position by aggregating the components comprising from Brookfield Renewable's investments in associates and reflecting the portion of each line item attributable to non-controlling interests:

	Attributable to Unitholders									Contribution from equity-accounted investments	Attributable to non- controlling interests	As per IFRS financials
	Hydroelectric			Wind	Utility-scale solar	Distributed energy & storage	Sustainable solutions	Corporate	Total
(MILLIONS)	North America	Brazil	Colombia
As at June 30, 2026
Cash and cash equivalents	$123	$71	$88	$258	$191	$83	$49	$8	$871	$(116)	$1,216	$1,971
Property, plant and equipment	14,424	1,472	5,939	5,487	3,919	1,898	299	—	33,438	(2,487)	38,665	69,616
Total assets	15,776	1,748	6,934	7,437	5,505	2,578	2,504	182	42,664	(2,115)	56,196	96,745
Total liabilities	10,110	513	4,465	5,169	4,123	1,322	285	6,046	32,033	(2,115)	30,979	60,897
As at December 31, 2025
Cash and cash equivalents	$200	$46	$19	$268	$169	$136	$40	$85	$963	$(141)	$1,271	$2,093
Property, plant and equipment	15,227	1,428	5,765	5,464	3,684	1,700	326	—	33,594	(2,503)	39,365	70,456
Total assets	16,492	1,687	6,305	7,545	6,041	2,576	1,801	169	42,616	(2,056)	58,141	98,701
Total liabilities	10,035	520	4,075	5,811	4,264	1,833	311	4,941	31,790	(2,056)	33,993	63,727

Schedule of Consolidated Revenue Split by Geographical Region
The following table presents consolidated revenue split by reportable segment for the three and six months ended June 30:

	Three months ended June 30		Six months ended June 30
(MILLIONS)	2026	2025	2026	2025
Hydroelectric
North America	$411	$396	$740	$713
Brazil	57	55	124	106
Colombia	418	269	734	609
	886	720	1,598	1,428
Wind	349	435	739	877
Utility-scale solar	316	338	595	636
Distributed energy & storage	159	199	292	331
	$1,710	$1,692	$3,224	$3,272

Schedule of Consolidated Property, Plant and Equipment and Equity-Accounted Investments Split by Geographical Region
The following table presents consolidated property, plant and equipment and equity-accounted investments split by geography region:

(MILLIONS)	June 30, 2026	December 31, 2025
United States	$29,384	$30,427
Colombia	15,871	15,375
Canada	7,716	7,974
Brazil	4,831	4,648
Europe	5,110	6,032
Asia–Pacific	9,268	8,954
Other	1,150	1,133
	$73,330	$74,543